Schedule of Investments
Invesco FTSE International Low Beta Equal Weight ETF (IDLB)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-97.37%
Australia-5.98%
AGL Energy Ltd.	887	$7,806
Altium Ltd.	366	8,632
AMP Ltd.	8,850	10,083
Ansell Ltd.	348	9,826
APA Group	1,256	9,434
ASX Ltd.	149	8,207
Aurizon Holdings Ltd.	3,062	8,693
AusNet Services	7,140	9,477
BHP Group Ltd.	347	11,597
Brambles Ltd.	1,203	9,756
Coca-Cola Amatil Ltd.	1,471	14,762
Coles Group Ltd.	755	10,549
Commonwealth Bank of Australia	198	12,686
CSL Ltd.	46	9,590
Dexus	1,531	10,584
Domino’s Pizza Enterprises Ltd.	161	11,367
Evolution Mining Ltd.	2,355	8,547
Fortescue Metals Group Ltd.	741	12,388
Goodman Group	725	9,835
Harvey Norman Holdings Ltd.	3,001	12,295
Insurance Australia Group Ltd.	2,753	10,244
Medibank Pvt Ltd.	5,021	11,249
Mineral Resources Ltd.	451	11,886
Newcrest Mining Ltd.	423	8,153
Northern Star Resources Ltd.	995	9,810
Orora Ltd.	5,706	10,989
Platinum Asset Management Ltd.(a)	3,600	11,463
Ramsay Health Care Ltd.	204	9,856
Rio Tinto Ltd.	135	11,426
Rio Tinto PLC	157	12,049
Saracen Mineral Holdings Ltd.(b)	2,558	9,558
Shopping Centres Australasia Property Group	6,015	10,753
Sonic Healthcare Ltd.	411	10,838
Suncorp Group Ltd.	1,448	11,199
Telstra Corp. Ltd.	4,605	11,024
Treasury Wine Estates Ltd.	1,438	11,088
Washington H Soul Pattinson & Co. Ltd.(a)	623	12,992
Wesfarmers Ltd.	276	11,564
Whitehaven Coal Ltd.(a)	15,527	17,810
WiseTech Global Ltd.	456	10,944
Woolworths Group Ltd.	340	10,659
		441,668
Austria-0.69%
ANDRITZ AG	305	14,525
Telekom Austria AG	1,330	10,131
Verbund AG	177	15,999
Vienna Insurance Group AG Wiener Versicherung Gruppe	402	10,305
		50,960
Belgium-1.54%
Ackermans & van Haaren N.V.	69	10,579
Ageas	233	11,971
Elia Group S.A./N.V.	93	11,219
Etablissements Franz Colruyt N.V.	154	9,516
Galapagos N.V.(a)(b)	74	7,735
Groupe Bruxelles Lambert S.A.	103	10,234
Proximus SADP	501	10,579
Sofina S.A.	32	10,380
Telenet Group Holding N.V.	262	11,179
	Shares	Value
Belgium-(continued)
UCB S.A.	83	$8,624
Umicore S.A.	210	11,932
		113,948
Brazil-0.25%
Wheaton Precious Metals Corp.	183	7,523
Yara International ASA	237	11,098
		18,621
Cambodia-0.13%
NagaCorp Ltd.	8,478	9,655
Canada-3.37%
Bank of Nova Scotia (The)	229	12,226
Barrick Gold Corp.	330	7,378
BCE, Inc.	223	9,468
Canadian National Railway Co.	94	9,531
Canadian Pacific Railway Ltd.	33	11,099
Canadian Utilities Ltd., Class A	383	9,477
Constellation Software, Inc.	8	9,755
Dollarama, Inc.	249	9,744
Enbridge, Inc.	301	10,122
Fortis, Inc.	240	9,717
Franco-Nevada Corp.	66	7,870
George Weston Ltd.	132	9,564
Hydro One Ltd.(c)	460	10,669
Intact Financial Corp.	92	10,155
Loblaw Cos. Ltd.	185	8,943
Metro, Inc.	214	9,261
Nutrien Ltd.	255	12,572
Rogers Communications, Inc., Class B	224	10,119
Royal Bank of Canada(a)	128	10,371
Saputo, Inc.	383	10,053
Shaw Communications, Inc., Class B	512	8,793
TC Energy Corp.	210	9,010
TELUS Corp.	519	10,722
Thomson Reuters Corp.	123	10,040
Topicus.com, Inc.(b)(d)	22	861
Toronto-Dominion Bank (The)	196	11,118
		248,638
Chile-0.18%
Antofagasta PLC	669	13,137
China-1.56%
Kerry Logistics Network Ltd.	5,574	11,904
Lenovo Group Ltd.	14,840	17,474
Minth Group Ltd.	2,474	11,343
Sun Art Retail Group Ltd.	5,457	5,665
Tingyi Cayman Islands Holding Corp.	5,681	11,312
Towngas China Co. Ltd.(b)	22,355	9,572
Uni-President China Holdings Ltd.	10,379	12,569
Want Want China Holdings Ltd.	14,132	10,170
Wilmar International Ltd.	3,013	11,965
Xinyi Glass Holdings Ltd.	5,357	12,989
		114,963
Denmark-1.08%
Carlsberg A/S, Class B	70	10,293
Chr. Hansen Holding A/S(b)	85	7,728
Coloplast A/S, Class B	60	8,991
GN Store Nord A/S	133	10,211
Novo Nordisk A/S, Class B	148	10,284
Novozymes A/S, Class B	160	9,649
See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Denmark-(continued)
Orsted A/S(c)	68	$12,962
Tryg A/S	317	9,911
		80,029
Finland-1.15%
Elisa OYJ	164	9,779
Kesko OYJ, Class B	432	11,232
Kojamo OYJ	403	8,607
Kone OYJ, Class B	114	8,991
Neste OYJ	178	12,603
Nokian Renkaat OYJ	350	12,867
Orion OYJ, Class B	211	9,700
UPM-Kymmene OYJ	320	11,465
		85,244
France-4.30%
Air Liquide S.A.	58	9,513
Alstom S.A.(b)	175	9,538
Atos SE(b)	111	8,561
BioMerieux	68	10,533
Carrefour S.A.	609	10,351
Danone S.A.	148	9,882
Dassault Systemes SE	51	10,208
Edenred	187	10,171
Gecina S.A.	72	10,287
Hermes International	12	12,284
ICADE	157	11,339
Iliad S.A.	46	8,531
Kering S.A.	15	9,870
Legrand S.A.	117	10,789
L’Oreal S.A.	30	10,573
LVMH Moet Hennessy Louis Vuitton SE	21	12,713
Natixis S.A.(b)	3,580	13,583
Orange S.A.	896	10,563
Orpea S.A.(b)	81	11,228
Pernod Ricard S.A.	57	10,782
Remy Cointreau S.A.	59	10,974
Sanofi	97	9,092
Sartorius Stedim Biotech	27	11,317
Schneider Electric SE	78	11,461
SEB S.A.	56	10,675
Teleperformance	32	10,505
Thales S.A.	124	11,175
Veolia Environnement S.A.	409	10,961
Vinci S.A.	104	9,676
Vivendi S.A.	342	10,520
		317,655
Germany-4.61%
1&1 Drillisch AG	345	8,404
adidas AG(b)	32	10,186
Allianz SE	46	10,424
Bechtle AG	48	10,211
Beiersdorf AG	84	9,219
Carl Zeiss Meditec AG, BR	85	13,321
CTS Eventim AG & Co. KGaA(b)	199	11,769
Deutsche Boerse AG	52	8,377
Deutsche Post AG	214	10,610
Deutsche Telekom AG	537	9,590
Deutsche Wohnen SE	181	8,989
E.ON SE	820	8,697
Fielmann AG(b)	133	11,561
Fresenius Medical Care AG & Co. KGaA	113	9,171
	Shares	Value
Germany-(continued)
FUCHS PETROLUB SE	74	$3,308
FUCHS PETROLUB SE, Preference Shares	155	8,836
Hannover Rueck SE	56	8,708
HelloFresh SE(b)	194	16,451
Henkel AG & Co. KGaA	36	3,377
Henkel AG & Co. KGaA, Preference Shares	63	6,544
Knorr-Bremse AG	75	9,948
LEG Immobilien AG	65	9,350
Merck KGaA	69	11,543
Puma SE(b)	116	11,384
Rational AG	15	14,460
RWE AG	245	10,555
SAP SE	59	7,512
Sartorius AG, Preference Shares	22	10,974
Scout24 AG(c)	105	8,139
Siemens Healthineers AG(c)	215	12,089
Symrise AG	69	8,609
Talanx AG	262	9,804
Uniper SE	303	10,639
United Internet AG	195	8,493
Vonovia SE	132	8,843
		340,095
Hong Kong-3.07%
Bank of East Asia Ltd. (The)(a)	4,339	9,412
CLP Holdings Ltd.	1,098	10,295
Dairy Farm International Holdings Ltd.	2,339	10,081
Guotai Junan International Holdings Ltd.	66,360	10,527
Haitong International Securities Group Ltd.	36,742	10,235
Hang Lung Properties Ltd.	3,765	10,051
Hang Seng Bank Ltd.	635	11,490
Hong Kong & China Gas Co. Ltd. (The)	6,803	9,774
Hong Kong Exchanges & Clearing Ltd.	173	11,098
Huabao International Holdings Ltd.	11,227	15,753
Hutchison Telecommunications Hong Kong Holdings Ltd.	62,178	9,863
Kerry Properties Ltd.	3,886	10,099
MTR Corp. Ltd.	1,832	10,667
NWS Holdings Ltd.	11,157	10,763
Power Assets Holdings Ltd.	1,804	9,609
Sino Land Co. Ltd.	8,868	12,352
Swire Properties Ltd.	3,666	10,662
United Energy Group Ltd.(b)	58,609	9,146
Vinda International Holdings Ltd.	2,913	9,843
Vitasoy International Holdings Ltd.	2,699	11,783
VTech Holdings Ltd.	1,693	13,559
		227,062
Ireland-0.45%
Glanbia PLC	855	10,574
Kerry Group PLC, Class A	73	9,924
Smurfit Kappa Group PLC	268	12,866
		33,364
Israel-3.08%
Airport City Ltd.(b)	838	12,161
Alony Hetz Properties & Investments Ltd.	845	10,794
Amot Investments Ltd.	1,931	10,789
Azrieli Group Ltd.	182	11,225
Bank Hapoalim BM(b)	1,636	11,688
Bank Leumi Le-Israel BM	1,913	11,973
Bezeq The Israeli Telecommunication Corp. Ltd.(b)	8,694	8,975
Elbit Systems Ltd.	75	10,465

See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Israel-(continued)
Electra Ltd.	21	$11,111
Energix-Renewable Energies Ltd.	2,172	8,223
First International Bank of Israel Ltd.	432	11,425
Harel Insurance Investments & Financial Services Ltd.(b)	1,442	12,481
ICL Group Ltd.	2,644	14,256
Melisron Ltd.	253	13,132
Mivne Real Estate KD Ltd.	4,877	11,792
Nice Ltd.(b)	42	10,900
Phoenix Holdings Ltd. (The)(b)	2,007	15,932
Shapir Engineering and Industry Ltd.	1,394	10,130
Shufersal Ltd.	1,234	10,342
Strauss Group Ltd.	337	9,625
		227,419
Italy-2.53%
A2A S.p.A.	6,659	10,841
Amplifon S.p.A.(b)	286	11,372
Assicurazioni Generali S.p.A.	634	10,853
Buzzi Unicem S.p.A.(a)	402	9,929
Davide Campari-Milano N.V.	909	9,802
DiaSorin S.p.A.	55	12,068
Enel S.p.A.	1,080	10,747
Ferrari N.V.	51	10,673
FinecoBank Banca Fineco S.p.A.(b)	647	10,120
Hera S.p.A.	2,526	8,850
Infrastrutture Wireless Italiane S.p.A.(c)	980	10,555
Italgas S.p.A.	1,507	9,066
Moncler S.p.A.(b)	247	13,987
Poste Italiane S.p.A.(c)	1,057	10,371
Recordati Industria Chimica e Farmaceutica S.p.A.	181	9,394
Snam S.p.A.	1,876	9,864
Terna Rete Elettrica Nazionale S.p.A.	1,331	9,692
UnipolSai Assicurazioni S.p.A.	3,464	8,796
		186,980
Japan-32.42%
Advance Residence Investment Corp.	3	8,883
Aica Kogyo Co. Ltd.	282	9,185
Ain Holdings, Inc.	144	9,037
Air Water, Inc.	692	11,190
Ajinomoto Co., Inc.	546	12,897
Alfresa Holdings Corp.	457	9,101
Anritsu Corp.	424	10,461
Ariake Japan Co. Ltd.	133	8,626
As One Corp.	70	10,256
ASKUL Corp.	330	11,662
Astellas Pharma, Inc.	636	10,282
Azbil Corp.	319	16,271
Bandai Namco Holdings, Inc.	156	13,322
Benesse Holdings, Inc.	393	7,571
Bridgestone Corp.	320	11,823
Calbee, Inc.	315	9,312
Canon Marketing Japan, Inc.	582	12,763
Canon, Inc.	628	13,763
Capcom Co. Ltd.	207	13,030
Chubu Electric Power Co., Inc.	772	9,450
Chugai Pharmaceutical Co. Ltd.	233	12,178
Chugoku Bank Ltd. (The)	1,060	8,231
Chugoku Electric Power Co., Inc. (The)	782	9,628
COMSYS Holdings Corp.	373	11,044
Cosmos Pharmaceutical Corp.	55	8,395
CyberAgent, Inc.	176	11,045
	Shares	Value
Japan-(continued)
Daifuku Co. Ltd.	109	$12,421
Daiichi Sankyo Co. Ltd.	329	10,574
Daikin Industries Ltd.	51	10,768
Daiwa House Industry Co. Ltd.	364	10,307
Daiwa House REIT Investment Corp.	3	8,061
Daiwa Office Investment Corp.	2	12,933
Daiwa Securities Group, Inc.	2,200	10,448
Eisai Co. Ltd.	109	7,957
Elecom Co. Ltd.	212	10,054
Electric Power Development Co. Ltd.	615	10,016
Ezaki Glico Co. Ltd.	209	9,183
FP Corp.	284	11,393
Fuji Oil Holdings, Inc.	350	10,230
Fuji Seal International, Inc.	520	9,651
FUJIFILM Holdings Corp.	209	11,952
Fujitsu General Ltd.	354	8,795
Fujitsu Ltd.	80	12,241
Glory Ltd.	452	8,751
GLP J-REIT	7	11,219
GMO internet, Inc.	335	9,487
GMO Payment Gateway, Inc.	90	12,860
Gunma Bank Ltd. (The)	2,968	9,157
Hachijuni Bank Ltd. (The)	2,544	8,140
Hamamatsu Photonics KK	212	12,291
Heiwa Corp.	565	7,911
Hirogin Holdings, Inc.	1,951	11,330
Hisamitsu Pharmaceutical Co., Inc.	212	12,676
Hitachi Transport System Ltd.	246	7,237
Hokuhoku Financial Group, Inc.	1,060	9,365
Hokuriku Electric Power Co.	1,337	8,722
Hoshizaki Corp.	142	12,560
House Foods Group, Inc.	266	9,833
Hoya Corp.	93	11,899
Hulic Co. Ltd.	1,093	12,361
Industrial & Infrastructure Fund Investment Corp.	6	10,786
Ito En Ltd.	161	10,042
ITOCHU Corp.	397	11,366
Itochu Techno-Solutions Corp.	277	9,763
Itoham Yonekyu Holdings, Inc.	1,460	9,873
Iyo Bank Ltd. (The)	1,554	8,921
Izumi Co. Ltd.(a)	282	10,101
Japan Exchange Group, Inc.	342	7,987
Japan Logistics Fund, Inc.	3	8,969
Japan Post Bank Co. Ltd.	1,230	10,621
Japan Post Holdings Co. Ltd.	1,323	10,512
Japan Real Estate Investment Corp.	3	18,253
Japan Tobacco, Inc.	544	10,795
JCR Pharmaceuticals Co. Ltd.	358	11,797
JSR Corp.	424	12,939
Justsystems Corp.	142	10,335
Kagome Co. Ltd.	304	10,076
Kaken Pharmaceutical Co. Ltd.	237	9,281
Kandenko Co. Ltd.	1,260	10,831
Kansai Electric Power Co., Inc. (The)	968	9,477
Kao Corp.	129	9,361
KDDI Corp.	342	10,058
Keihan Holdings Co. Ltd.	205	9,330
Kenedix Office Investment Corp.	2	12,895
Kewpie Corp.	518	11,944
Keyence Corp.	23	12,333
Kinden Corp.	558	8,954
Kirin Holdings Co. Ltd.	494	10,598

See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Japan-(continued)
Kissei Pharmaceutical Co. Ltd.	424	$9,335
Kobayashi Pharmaceutical Co. Ltd.	108	12,152
Kobe Bussan Co. Ltd.	336	9,326
Koei Tecmo Holdings Co. Ltd.	250	14,351
KOKUYO Co. Ltd.	877	11,417
Kusuri no Aoki Holdings Co. Ltd.	133	10,900
Kyocera Corp.	170	10,878
Kyowa Exeo Corp.	388	10,129
Kyowa Kirin Co. Ltd.	355	10,511
Kyudenko Corp.	373	11,294
Kyushu Electric Power Co., Inc.	1,100	10,181
Kyushu Financial Group, Inc.	2,120	8,484
LaSalle Logiport REIT	6	9,410
Lawson, Inc.(a)	224	10,869
Lintec Corp.	389	8,832
Lion Corp.	470	10,761
M3, Inc.	165	13,886
Maeda Road Construction Co. Ltd.	540	9,124
Mani, Inc.	354	9,369
Matsui Securities Co. Ltd.	1,098	8,537
Matsumotokiyoshi Holdings Co. Ltd.	282	11,165
Medipal Holdings Corp.	542	11,084
Megmilk Snow Brand Co. Ltd.	470	10,132
MEIJI Holdings Co. Ltd.	143	9,752
Mitsubishi Estate Co. Ltd.	601	9,483
Mitsubishi Shokuhin Co. Ltd.	401	10,847
Miura Co. Ltd.	248	14,094
Mochida Pharmaceutical Co. Ltd.	243	9,110
MonotaRO Co. Ltd.	245	12,286
Mori Hills REIT Investment Corp.	7	9,748
Morinaga & Co. Ltd.	271	10,781
Morinaga Milk Industry Co. Ltd.	229	11,418
MS&AD Insurance Group Holdings, Inc.	335	9,612
Nagoya Railroad Co. Ltd.	320	8,130
Nankai Electric Railway Co. Ltd.	441	10,699
NEC Corp.	205	11,161
NEC Networks & System Integration Corp.	494	8,786
NET One Systems Co. Ltd.	256	8,534
Nexon Co. Ltd.	364	11,073
NH Foods Ltd.	214	9,157
Nichirei Corp.	401	11,644
Nihon Kohden Corp.	263	7,838
Nihon M&A Center, Inc.	212	12,312
Nihon Unisys Ltd.	335	12,735
Nintendo Co. Ltd.	17	9,837
Nippo Corp.	392	9,769
Nippon Accommodations Fund, Inc.	2	11,003
Nippon Building Fund, Inc.	2	12,073
Nippon Paint Holdings Co. Ltd.	111	9,987
Nippon Paper Industries Co. Ltd.	765	9,331
Nippon Prologis REIT, Inc.	2	6,524
Nippon Shinyaku Co. Ltd.	142	10,457
Nippon Telegraph & Telephone Corp.	421	10,528
Nippon Television Holdings, Inc.	829	9,518
Nissan Chemical Corp.	196	11,158
Nisshin Seifun Group, Inc.	639	10,754
Nissin Foods Holdings Co. Ltd.	109	9,422
Nitori Holdings Co. Ltd.	46	9,135
Noevir Holdings Co. Ltd.	212	9,305
NOF Corp.	257	12,347
Nomura Holdings, Inc.	1,908	10,054
Nomura Real Estate Master Fund, Inc.	7	10,624
	Shares	Value
Japan-(continued)
Nomura Research Institute Ltd.	374	$12,628
NS Solutions Corp.	368	11,793
OBIC Business Consultants Co. Ltd.	158	10,036
Obic Co. Ltd.	53	9,953
Oji Holdings Corp.	2,190	13,220
Olympus Corp.	522	9,421
Ono Pharmaceutical Co. Ltd.	282	8,417
Oracle Corp. Japan	83	9,791
Oriental Land Co. Ltd.	70	10,932
Osaka Gas Co. Ltd.	521	9,619
Otsuka Corp.	212	10,671
Otsuka Holdings Co. Ltd.	229	9,760
Paltac Corp.	195	10,151
Pan Pacific International Holdings Corp.	407	9,136
Pigeon Corp.	212	9,537
Rengo Co. Ltd.	1,294	10,753
Rinnai Corp.	108	11,285
Rohto Pharmaceutical Co. Ltd.	282	8,242
Sankyo Co. Ltd.	380	10,842
Santen Pharmaceutical Co. Ltd.	494	8,168
Sawai Pharmaceutical Co. Ltd.	212	9,679
SCSK Corp.	181	10,062
Secom Co. Ltd.	105	9,505
Sega Sammy Holdings, Inc.	885	14,091
Sekisui House Reit, Inc.	13	9,400
Seven & i Holdings Co. Ltd.	334	12,636
SG Holdings Co. Ltd.	422	10,847
Shiga Bank Ltd. (The)	446	8,162
Shikoku Electric Power Co., Inc.	1,287	8,740
Shimadzu Corp.	354	13,474
Shimamura Co. Ltd.	128	14,182
Shimano, Inc.	46	10,811
Shinsei Bank Ltd.	848	10,416
Shionogi & Co. Ltd.	177	9,603
Ship Healthcare Holdings, Inc.	199	11,481
Shizuoka Bank Ltd. (The)	1,418	10,294
SHO-BOND Holdings Co. Ltd.	220	9,572
SKY Perfect JSAT Holdings, Inc.	2,508	11,019
SMS Co. Ltd.	354	13,136
Softbank Corp.	778	10,233
Sohgo Security Services Co. Ltd.	210	10,330
Sojitz Corp.	4,276	9,884
Sompo Holdings, Inc.	300	11,940
Sony Corp.	142	13,631
Sotetsu Holdings, Inc.	359	8,411
Square Enix Holdings Co. Ltd.	142	8,165
Sugi Holdings Co. Ltd.	142	9,345
Sumitomo Osaka Cement Co. Ltd.	282	8,525
Sundrug Co. Ltd.	273	10,834
Suntory Beverage & Food Ltd.	285	9,950
Suzuken Co. Ltd.	248	9,594
Sysmex Corp.	110	12,855
Taisho Pharmaceutical Holdings Co. Ltd.	166	10,829
Takara Bio, Inc.	379	10,505
Takara Holdings, Inc.	990	11,517
Teijin Ltd.	604	11,036
Terumo Corp.	212	8,231
TIS, Inc.	485	10,794
Tobu Railway Co. Ltd.	292	8,219
Toda Corp.	1,515	10,665
Toho Gas Co. Ltd.	243	14,274
Tohoku Electric Power Co., Inc.	944	8,088

See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Japan-(continued)
Tokio Marine Holdings, Inc.	229	$11,227
Tokyo Electron Ltd.	37	14,069
Tokyo Gas Co. Ltd.	412	9,010
Tokyo Ohka Kogyo Co. Ltd.	212	14,276
Tokyu Corp.	755	8,856
Toyo Suisan Kaisha Ltd.	205	10,104
Toyota Motor Corp.	149	10,389
Trend Micro, Inc.(b)	159	8,717
Tsumura & Co.	354	11,513
Tsuruha Holdings, Inc.	70	9,307
Unicharm Corp.	233	10,460
Welcia Holdings Co. Ltd.	262	8,909
Yakult Honsha Co. Ltd.	177	9,028
Yamaguchi Financial Group, Inc.	1,483	8,428
Yamato Holdings Co. Ltd.	330	8,198
Yamazaki Baking Co. Ltd.	562	10,333
Yaoko Co. Ltd.	125	8,202
		2,393,886
Jordan-0.14%
Hikma Pharmaceuticals PLC	304	10,015
Luxembourg-0.59%
Eurofins Scientific SE(b)	120	11,543
L’Occitane International S.A.	5,650	15,557
RTL Group S.A.(b)	290	16,637
		43,737
Malaysia-0.15%
Wing Tai Holdings Ltd.	7,795	11,160
Mexico-0.11%
Fresnillo PLC	576	7,812
Netherlands-1.41%
Adyen N.V.(b)(c)	6	12,534
Euronext N.V.(c)	80	8,635
Heineken Holding N.V.	121	10,672
Heineken N.V.	107	11,172
Koninklijke Ahold Delhaize N.V.	326	9,343
Koninklijke DSM N.V.	61	10,672
Koninklijke KPN N.V.	3,680	11,517
Koninklijke Philips N.V.(b)	201	10,978
Koninklijke Vopak N.V.	175	8,864
Wolters Kluwer N.V.	118	9,811
		104,198
New Zealand-0.92%
a2 Milk Co. Ltd. (The)(b)	792	6,587
Contact Energy Ltd.	2,310	13,602
Fisher & Paykel Healthcare Corp. Ltd.	401	10,011
Mercury NZ Ltd.	2,855	14,660
Spark New Zealand Ltd.	2,998	10,371
Xero Ltd.(b)	129	12,856
		68,087
Norway-0.99%
Gjensidige Forsikring ASA	456	10,556
Leroy Seafood Group ASA	1,553	10,895
Mowi ASA	512	11,377
Orkla ASA	981	9,568
Salmar ASA	183	11,062
Telenor ASA	589	9,782
TOMRA Systems ASA	215	9,929
		73,169
	Shares	Value
Poland-1.01%
CD Projekt S.A.(b)	83	$6,810
Cyfrowy Polsat S.A.	1,349	11,077
Dino Polska S.A.(b)(c)	164	11,588
Polski Koncern Naftowy ORLEN S.A.	725	10,920
Polskie Gornictwo Naftowe i Gazownictwo S.A.	6,802	10,318
Powszechna Kasa Oszczednosci Bank Polski S.A.(b)	1,713	13,301
Powszechny Zaklad Ubezpieczen S.A.(b)	1,337	10,723
		74,737
Portugal-0.13%
Jeronimo Martins SGPS S.A.	597	9,773
Russia-0.11%
Polymetal International PLC	374	8,120
Singapore-3.21%
Ascendas REIT	4,123	9,569
CapitaLand Integrated Commercial Trust	12,560	20,253
CapitaLand Ltd.	4,818	11,654
Genting Singapore Ltd.	19,006	12,245
Keppel DC REIT	4,522	10,154
Keppel REIT	12,545	11,533
Mapletree Commercial Trust	6,687	10,430
Mapletree Industrial Trust	4,302	9,304
Mapletree Logistics Trust	6,350	9,474
NetLink NBN Trust(c)	13,778	9,915
Olam International Ltd.	10,096	12,096
Oversea-Chinese Banking Corp. Ltd.	1,510	11,742
SATS Ltd.(b)	4,483	13,005
Singapore Exchange Ltd.	1,541	11,496
Singapore Post Ltd.	19,006	9,882
Singapore Press Holdings Ltd.	12,480	11,097
Singapore Telecommunications Ltd.	5,796	10,307
StarHub Ltd.	10,892	10,505
Suntec REIT	9,350	11,273
UOL Group Ltd.	1,978	10,910
Venture Corp. Ltd.	660	9,867
		236,711
South Korea-8.65%
Amorepacific Corp.	68	13,556
Amorepacific Group	223	11,742
BGF retail Co. Ltd.	94	14,286
Celltrion Healthcare Co. Ltd.(b)	118	15,159
Celltrion Pharm, Inc.(b)	103	16,114
Celltrion, Inc.(b)	40	11,586
Cheil Worldwide, Inc.	609	10,508
CJ Logistics Corp.(b)	73	10,964
Coway Co. Ltd.(b)	142	8,848
Daelim Industrial Co. Ltd.	77	4,199
DL E&C Co. Ltd.(b)	97	9,669
Dongsuh Cos., Inc.	459	12,659
E-MART, Inc.	90	13,195
Hanmi Pharm Co. Ltd.	38	13,011
Hanon Systems	881	13,153
HDC Hyundai Development Co.-Engineering & Construction, Class E	469	11,467
Hite Jinro Co. Ltd.	303	8,641
Hyundai Department Store Co. Ltd.	204	14,261
Hyundai Marine & Fire Insurance Co. Ltd.	509	9,055
Hyundai Mobis Co. Ltd.	50	14,192
Hyundai Motor Co., Second Pfd.	132	12,155
Industrial Bank of Korea(b)	1,410	9,870
KB Financial Group, Inc.(b)	307	11,060

See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
South Korea-(continued)
KEPCO Plant Service & Engineering Co. Ltd.	412	$9,981
Korea Aerospace Industries Ltd.	495	13,740
Korea Investment Holdings Co. Ltd.	176	12,792
Korea Zinc Co. Ltd.	29	10,526
KT&G Corp.	138	9,894
Kumho Petrochemical Co. Ltd.	117	25,887
LG Corp.	139	12,314
LG Household & Health Care Ltd.	8	11,135
LG Household & Health Care Ltd., Preference Shares	2	1,252
LG Uplus Corp.	958	10,234
Lotte Chemical Corp.	65	15,166
NAVER Corp.	35	10,732
NCSoft Corp.	13	11,075
Netmarble Corp.(b)(c)	67	7,876
NH Investment & Securities Co. Ltd.	1,226	12,111
NHN Corp.(b)	157	9,811
NongShim Co. Ltd.	32	8,082
Orion Corp.	84	9,011
Ottogi Corp.	20	10,030
S-1 Corp.	132	9,535
Samsung Card Co. Ltd.	401	10,647
Samsung Electronics Co. Ltd.	186	13,635
Samsung Electronics Co. Ltd., Preference Shares	32	2,091
Samsung Fire & Marine Insurance Co. Ltd., Preference Shares	85	10,068
Samsung SDI Co. Ltd.	26	17,061
Samsung SDS Co. Ltd.	72	12,584
Samsung Securities Co. Ltd.	358	12,082
Shinhan Financial Group Co. Ltd.	383	10,494
SK Hynix, Inc.	153	16,755
SK Telecom Co. Ltd.	48	10,470
Ssangyong Cement Industrial Co. Ltd.	1,904	10,996
Woori Financial Group, Inc.	1,345	10,581
Yuhan Corp.	182	10,690
		638,688
Spain-1.95%
Acciona S.A.	79	11,872
Bankia S.A.	8,168	14,076
EDP Renovaveis S.A.	572	15,671
Enagas S.A.	399	8,810
Endesa S.A.	351	8,998
Grifols S.A.	369	10,894
Iberdrola S.A.	772	10,490
Industria de Diseno Textil S.A.	352	10,473
Inmobiliaria Colonial SOCIMI S.A.	1,110	10,721
Mapfre S.A.(a)	5,334	9,811
Naturgy Energy Group S.A.(a)	495	12,815
Red Electrica Corp. S.A.	506	9,627
Zardoya Otis S.A.	1,471	9,704
		143,962
Sweden-3.14%
Assa Abloy AB, Class B	424	10,541
Castellum AB	462	11,147
Elekta AB, Class B	758	10,964
Epiroc AB, Class A	412	7,940
Epiroc AB, Class B	249	4,298
Essity AB, Class B	284	9,113
Evolution Gaming Group AB(c)	133	13,021
Fastighets AB Balder, Class B(b)	232	11,680
Holmen AB, Class B	270	12,413
ICA Gruppen AB	200	10,067
	Shares	Value
Sweden-(continued)
Industrivarden AB, Class C(b)	368	$11,773
Investment AB Latour, Class B	431	9,696
Investor AB, Class A	35	2,575
Investor AB, Class B	117	8,629
L E Lundbergforetagen AB, Class B(b)	209	11,044
Sinch AB(b)(c)	95	14,050
Svenska Cellulosa AB S.C.A., Class A(b)	27	484
Svenska Cellulosa AB S.C.A., Class B(b)	721	12,762
Svenska Handelsbanken AB, Class A(b)	973	9,788
Svenska Handelsbanken AB, Class B(b)	23	264
Swedish Match AB	128	9,926
Swedish Orphan Biovitrum AB, Class B(b)	437	8,296
Tele2 AB, Class B	686	9,511
Telefonaktiebolaget LM Ericsson, Class A	10	140
Telefonaktiebolaget LM Ericsson, Class B	836	10,602
Telia Co. AB	2,512	11,067
		231,791
Switzerland-2.32%
Banque Cantonale Vaudoise	91	9,667
Barry Callebaut AG	4	8,898
Chocoladefabriken Lindt & Spruengli AG, PC	2	17,378
DKSH Holding AG	142	11,461
EMS-Chemie Holding AG	11	10,399
Givaudan S.A.(b)	3	12,127
Lonza Group AG	16	10,252
Nestle S.A.	81	9,109
Novartis AG	111	10,048
PSP Swiss Property AG	80	10,261
Roche Holding AG	27	9,322
Roche Holding AG, BR	1	353
Schindler Holding AG, PC	37	9,795
SIG Combibloc Group AG(b)	503	11,998
Swiss Prime Site AG	105	10,233
Swisscom AG	17	9,276
Zurich Insurance Group AG	27	10,811
		171,388
United Arab Emirates-0.00%
NMC Health PLC(b)(d)	1,243	0
United Kingdom-5.75%
Admiral Group PLC	277	10,962
AstraZeneca PLC	89	9,155
Auto Trader Group PLC(c)	1,297	10,045
Avast PLC(c)	1,332	8,637
BAE Systems PLC	1,430	9,074
Bunzl PLC	302	9,746
ConvaTec Group PLC(c)	3,848	10,579
Croda International PLC	122	10,531
DCC PLC	112	8,484
Derwent London PLC	263	11,456
Diageo PLC	291	11,784
Direct Line Insurance Group PLC	2,496	10,279
Experian PLC	259	9,091
GlaxoSmithKline PLC	493	9,187
Halma PLC	326	11,053
HomeServe PLC	561	8,043
Imperial Brands PLC	589	11,890
Intertek Group PLC	123	9,320
J Sainsbury PLC	4,071	13,663
London Stock Exchange Group PLC	83	9,900
Mondi PLC	500	11,861
National Grid PLC	851	9,933

See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Pearson PLC(a)	1,364	$15,220
Pennon Group PLC	699	8,973
Phoenix Group Holdings PLC	1,068	9,896
RELX PLC	427	10,628
Renishaw PLC(b)	149	12,276
Rentokil Initial PLC(b)	1,363	9,313
Rightmove PLC(b)	1,126	9,265
RSA Insurance Group PLC	1,639	15,192
Sage Group PLC (The)	986	7,986
Segro PLC	773	10,129
Severn Trent PLC	306	9,715
Smith & Nephew PLC	471	9,970
Spirax-Sarco Engineering PLC	69	10,498
Tate & Lyle PLC	1,086	10,272
Tesco PLC	3,388	11,138
Unilever PLC	327	19,039
United Utilities Group PLC	852	10,789
WM Morrison Supermarkets PLC	3,845	9,475
		424,447
United States-0.40%
Amcor PLC, CDI	891	9,831
QIAGEN N.V.(b)	194	10,528
Waste Connections, Inc.	95	9,369
		29,728
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.37% (Cost $6,564,003)		7,190,847
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.82%
Invesco Private Government Fund, 0.01%(e)(f)(g)	53,740	$53,740
Invesco Private Prime Fund, 0.11%(e)(f)(g)	80,577	80,609
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $134,349)		134,349
TOTAL INVESTMENTS IN SECURITIES-99.19% (Cost $6,698,352)		7,325,196
OTHER ASSETS LESS LIABILITIES-0.81%		59,961
NET ASSETS-100.00%		$7,385,157

Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
PC-Participation Certificate
Pfd.-Preferred
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2021.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $171,665, which represented 2.32% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$47,675	$(47,675)	$-	$-	$-	$1
See accompanying notes which are an integral part of this schedule.

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)—(continued)
January 31, 2021
(Unaudited)
	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$60,781	$386,994	$(394,035)	$-	$-	$53,740	$7*
Invesco Private Prime Fund	91,172	461,194	(471,778)	-	21	80,609	57*
Total	$151,953	$895,863	$(913,488)	$-	$21	$134,349	$65

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P Emerging Markets Low Volatility ETF (EELV)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
China-17.99%
Agricultural Bank of China Ltd., H Shares	3,621,472	$1,307,753
Anhui Conch Cement Co. Ltd., H Shares	180,815	1,071,526
Bank of China Ltd., H Shares	4,623,010	1,568,062
Bank of Communications Co. Ltd., H Shares	2,627,884	1,423,437
Beijing Enterprises Holdings Ltd.	381,110	1,248,437
Beijing Enterprises Water Group Ltd.	2,918,445	1,189,382
CGN Power Co. Ltd., H Shares(a)	6,805,899	1,465,833
China Biologic Products Holdings, Inc.(b)(c)	16,971	2,000,032
China Cinda Asset Management Co. Ltd., H Shares	5,704,386	1,081,456
China CITIC Bank Corp. Ltd., H Shares	3,022,197	1,340,799
China Communications Services Corp. Ltd., H Shares	2,221,160	994,013
China Conch Venture Holdings Ltd.	297,210	1,416,317
China Construction Bank Corp., H Shares	2,001,762	1,518,002
China Everbright Environment Group Ltd.	2,049,215	1,154,919
China Life Insurance Co. Ltd.	1,437,440	1,165,249
China Mengniu Dairy Co. Ltd.(b)	195,561	1,166,478
China Minsheng Banking Corp. Ltd., H Shares	2,798,156	1,602,277
China Overseas Land & Investment Ltd.	493,334	1,112,154
China Railway Group Ltd., H Shares	2,582,891	1,175,881
China Reinsurance Group Corp., H Shares	10,926,757	1,141,455
China Resources Cement Holdings Ltd.	898,383	992,944
China Resources Gas Group Ltd.	222,028	1,111,021
China Resources Power Holdings Co. Ltd.	1,163,032	1,231,452
China Shenhua Energy Co. Ltd., H Shares	666,193	1,235,497
Chongqing Rural Commercial Bank Co. Ltd., H Shares	3,174,367	1,367,371
Dali Foods Group Co. Ltd.(a)	1,950,736	1,174,892
Guangdong Investment Ltd.	733,758	1,288,880
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)(c)	249,889	1,366,456
Hengan International Group Co. Ltd.	179,983	1,291,752
Industrial & Commercial Bank of China Ltd., H Shares	2,334,666	1,490,433
Jiangsu Expressway Co. Ltd., H Shares	1,189,937	1,381,176
Longfor Group Holdings Ltd.(a)	203,526	1,150,991
Ping An Insurance (Group) Co. of China Ltd., H Shares	141,314	1,663,944
Postal Savings Bank of China Co. Ltd., H Shares(a)	2,059,833	1,471,717
Shenzhen International Holdings Ltd.	700,221	1,154,114
Want Want China Holdings Ltd.	1,591,964	1,145,645
Yuexiu Property Co. Ltd.	6,182,723	1,212,009
Zhejiang Expressway Co. Ltd., H Shares	1,617,730	1,308,146
		49,181,902
Czech Republic-1.04%
CEZ A.S.	70,215	1,693,707
Komercni banka A.S.(b)	37,218	1,139,602
		2,833,309
Egypt-0.47%
Commercial International Bank Egypt S.A.E.	317,262	1,271,875
India-0.35%
Dr. Reddy’s Laboratories Ltd., ADR	15,776	966,753
Kuwait-1.82%
Boubyan Bank KSCP	639,135	1,211,570
Kuwait Finance House KSCP	545,760	1,288,700
Mobile Telecommunications Co. KSCP	598,645	1,251,461
National Bank of Kuwait SAKP	428,350	1,234,972
		4,986,703
	Shares	Value
Malaysia-7.32%
Axiata Group Bhd.	1,182,200	$973,835
Dialog Group Bhd.	1,498,600	1,126,962
DiGi.Com Bhd.	1,589,663	1,490,370
Hong Leong Bank Bhd.	277,700	1,185,678
IHH Healthcare Bhd.	863,747	1,091,836
Kuala Lumpur Kepong Bhd.	257,978	1,483,094
Malayan Banking Bhd.	757,492	1,463,454
MISC Bhd.	762,100	1,123,591
Petronas Gas Bhd.	299,400	1,187,972
PPB Group Bhd.	338,400	1,548,646
Public Bank Bhd.	1,095,120	1,135,078
RHB Bank Bhd.	817,300	1,031,102
Sime Darby Bhd.	2,012,800	1,095,401
Sime Darby Plantation Bhd.	881,900	1,058,062
Telekom Malaysia Bhd.	1,069,500	1,679,981
Tenaga Nasional Bhd.	556,472	1,328,375
		20,003,437
Mexico-4.05%
America Movil S.A.B. de C.V., Series L	1,620,187	1,095,159
Arca Continental S.A.B. de C.V.	279,267	1,285,207
Becle S.A.B. de C.V.(c)	440,182	951,821
Coca-Cola FEMSA S.A.B. de C.V., Series L	274,930	1,208,830
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO(d)	145,235	1,003,255
Gruma S.A.B. de C.V., Class B(c)	97,041	1,079,934
Grupo Elektra S.A.B. de C.V.	43,787	3,000,926
Wal-Mart de Mexico S.A.B. de C.V., Series V	503,827	1,453,671
		11,078,803
Poland-0.45%
Cyfrowy Polsat S.A.	150,792	1,238,170
Qatar-4.25%
Barwa Real Estate Co.	1,400,368	1,271,139
Industries Qatar Q.S.C.	403,687	1,336,014
Masraf Al Rayan Q.S.C.	1,496,709	1,804,601
Ooredoo Q.P.S.C.	616,416	1,410,257
Qatar Fuel Co. Q.P.S.C.	308,162	1,579,320
Qatar Gas Transport Co. Ltd.	1,303,687	1,181,231
Qatar Islamic Bank (S.A.Q)	364,148	1,660,219
Qatar National Bank Q.P.S.C.	275,439	1,362,443
		11,605,224
Saudi Arabia-10.38%
Advanced Petrochemical Co.	87,582	1,494,434
Al Rajhi Bank	80,327	1,563,386
Alinma Bank(b)	299,690	1,305,588
Almarai Co. JSC	88,098	1,268,358
Bank AlBilad	162,181	1,199,900
Bank Al-Jazira	362,835	1,309,814
Bupa Arabia for Cooperative Insurance Co.(b)	39,627	1,236,115
Dar Al Arkan Real Estate Development Co.(b)	486,856	1,117,598
Etihad Etisalat Co.(b)	135,851	1,039,505
Jarir Marketing Co.	27,742	1,292,889
Kingdom Holding Co.	586,183	1,198,700
Mouwasat Medical Services Co.	30,892	1,186,016
National Commercial Bank	109,457	1,257,774
Riyad Bank	212,389	1,208,393
SABIC Agri-Nutrients Co.	60,403	1,494,474
Sahara International Petrochemical Co.	241,454	1,184,497
Saudi Basic Industries Corp.	46,045	1,259,539
Saudi Cement Co.	74,929	1,318,487
Saudi Electricity Co.	209,648	1,240,868
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Saudi Arabia-(continued)
Saudi Telecom Co.	61,635	$1,860,183
Savola Group (The)	98,273	1,033,625
Yanbu National Petrochemical Co., Class A	77,100	1,315,577
		28,385,720
South Africa-0.45%
Vodacom Group Ltd.	148,779	1,223,344
South Korea-4.66%
CJ Logistics Corp.(b)	7,395	1,110,638
Dongsuh Cos., Inc.	38,106	1,050,930
KEPCO Plant Service & Engineering Co. Ltd.	46,762	1,132,890
KT&G Corp.	17,659	1,266,093
LG Household & Health Care Ltd.	743	1,034,195
LG Uplus Corp.	106,817	1,141,126
NongShim Co. Ltd.	4,831	1,220,059
S-1 Corp.	16,152	1,166,710
Samsung Electronics Co. Ltd.	16,959	1,243,195
SK Telecom Co. Ltd.	6,218	1,356,331
Ssangyong Cement Industrial Co. Ltd.	174,219	1,006,128
		12,728,295
Taiwan-39.72%
Acer, Inc.(b)	1,262,000	1,219,073
Advantech Co. Ltd.	114,689	1,417,102
Asia Cement Corp.	970,000	1,385,591
Asustek Computer, Inc.	148,838	1,522,796
Catcher Technology Co. Ltd.	153,000	1,081,832
Cathay Financial Holding Co. Ltd.	1,412,000	2,011,920
Chang Hwa Commercial Bank Ltd.	2,968,047	1,754,171
Cheng Shin Rubber Industry Co. Ltd.	780,435	1,113,414
Chicony Electronics Co. Ltd.	479,000	1,479,636
China Development Financial Holding Corp.	5,367,472	1,709,771
China Petrochemical Development Corp.	4,121,050	1,362,768
China Steel Corp.	2,327,140	1,907,253
Chipbond Technology Corp.	523,000	1,292,442
Chunghwa Telecom Co. Ltd.	991,222	3,822,943
Compal Electronics, Inc.	2,557,000	1,958,670
CTBC Financial Holding Co. Ltd.	2,390,053	1,621,677
CTCI Corp.	1,047,000	1,308,633
Delta Electronics, Inc.	143,000	1,442,639
E.Sun Financial Holding Co. Ltd.	1,668,519	1,406,198
Far Eastern New Century Corp.	1,382,000	1,283,171
Far EasTone Telecommunications Co. Ltd.	1,079,993	2,314,064
First Financial Holding Co. Ltd.	2,285,995	1,649,035
Formosa Chemicals & Fibre Corp.	512,095	1,415,450
Formosa Petrochemical Corp.	399,000	1,269,562
Formosa Plastics Corp.	465,146	1,445,146
Formosa Taffeta Co. Ltd.	1,466,000	1,523,457
Foxconn Technology Co. Ltd.	759,000	2,027,433
Fubon Financial Holding Co. Ltd.	1,049,875	1,707,769
Highwealth Construction Corp.	968,300	1,473,068
Hon Hai Precision Industry Co. Ltd.	468,000	1,863,476
Hotai Finance Co. Ltd.	464,000	1,315,654
HTC Corp.(b)	928,000	942,830
Hua Nan Financial Holdings Co. Ltd.	2,886,345	1,767,728
Inventec Corp.	1,810,000	1,502,812
King Slide Works Co. Ltd.	128,000	1,366,735
King Yuan Electronics Co. Ltd.	865,000	1,142,934
Lien Hwa Industrial Holdings Corp.	1,047,800	1,513,562
Lite-On Technology Corp.	843,000	1,652,735
Mega Financial Holding Co. Ltd.	1,985,777	1,996,237
Merry Electronics Co. Ltd.	215,000	1,040,354
Mitac Holdings Corp.	1,182,720	1,229,074
	Shares	Value
Taiwan-(continued)
Nan Ya Plastics Corp.	556,930	$1,304,691
Pegatron Corp.	482,000	1,349,479
Pou Chen Corp.	1,052,000	1,051,906
President Chain Store Corp.	215,000	2,049,996
Qisda Corp.	1,333,000	1,363,823
Quanta Computer, Inc.	454,000	1,308,376
Radiant Opto-Electronics Corp.	257,000	1,055,441
Ruentex Development Co. Ltd.	810,500	1,121,574
Ruentex Industries Ltd.	764,000	1,860,720
Shanghai Commercial & Savings Bank Ltd. (The)	920,000	1,228,747
Shin Kong Financial Holding Co. Ltd.	4,522,000	1,299,959
Simplo Technology Co. Ltd.	93,000	1,198,929
SinoPac Financial Holdings Co. Ltd.	4,065,421	1,589,728
Synnex Technology International Corp.	1,041,264	1,680,747
Taishin Financial Holding Co. Ltd.	3,542,256	1,581,223
Taiwan Business Bank	4,700,314	1,527,466
Taiwan Cement Corp.	1,064,317	1,526,018
Taiwan Cooperative Financial Holding Co. Ltd.	2,547,930	1,742,447
Taiwan Fertilizer Co. Ltd.	932,000	1,674,122
Taiwan High Speed Rail Corp.	1,469,000	1,516,082
Taiwan Mobile Co. Ltd.	754,162	2,590,854
Taiwan Semiconductor Manufacturing Co. Ltd.	67,397	1,422,431
Teco Electric and Machinery Co. Ltd.	1,635,000	1,564,789
Tung Ho Steel Enterprise Corp.	1,306,000	1,464,455
U-Ming Marine Transport Corp.	1,171,000	1,306,803
Uni-President Enterprises Corp.	765,181	1,858,131
Vanguard International Semiconductor Corp.	246,000	983,912
Walsin Lihwa Corp.	1,633,000	959,302
WPG Holdings Ltd.	1,123,937	1,725,892
Yuanta Financial Holding Co. Ltd.	1,971,010	1,400,700
		108,569,558
Thailand-2.26%
Advanced Info Service PCL, NVDR	225,491	1,295,839
CP ALL PCL, NVDR(b)	725,190	1,387,141
Intouch Holdings PCL, NVDR	671,319	1,256,059
Siam Cement PCL (The), NVDR	82,083	1,036,665
Thai Beverage PCL	1,921,116	1,194,274
		6,169,978
Turkey-2.85%
BIM Birlesik Magazalar A.S.	125,112	1,233,378
Enerjisa Enerji A.S.(a)	763,321	1,236,207
Eregli Demir ve Celik Fabrikalari TAS	657,134	1,292,029
Haci Omer Sabanci Holding A.S.	816,877	1,178,559
Iskenderun Demir ve Celik A.S.	1,026,402	1,589,140
Turkcell Iletisim Hizmetleri A.S.	577,696	1,261,694
		7,791,007
United Arab Emirates-1.95%
Abu Dhabi Islamic Bank PJSC(b)	929,985	1,268,455
Abu Dhabi National Oil Co. for Distribution PJSC(b)	1,397,347	1,472,233
Dubai Islamic Bank PJSC	948,468	1,301,411
Emirates Telecommunications Group Co. PJSC	239,524	1,296,364
		5,338,463
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $250,531,077)		273,372,541

See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.12%
Invesco Private Government Fund, 0.01%(e)(f)(g)	126,161	$126,161
Invesco Private Prime Fund, 0.11%(e)(f)(g)	189,165	189,241
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $315,402)		315,402
TOTAL INVESTMENTS IN SECURITIES-100.13% (Cost $250,846,479)		273,687,943
OTHER ASSETS LESS LIABILITIES-(0.13)%		(346,189)
NET ASSETS-100.00%		$273,341,754
Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $7,866,096, which represented 2.88% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,709,009	$(2,709,009)	$-	$-	$-	$4
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	921,462	1,810,155	(2,605,456)	-	-	126,161	35*
Invesco Private Prime Fund	1,382,193	2,234,438	(3,427,400)	(21)	31	189,241	234*
Total	$2,303,655	$6,753,602	$(8,741,865)	$(21)	$31	$315,402	$273

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P Emerging Markets Momentum ETF (EEMO)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.60%
Brazil-2.52%
B2W Cia Digital(a)	653	$9,846
B3 S.A. - Brasil, Bolsa, Balcao	3,370	36,911
Cosan S.A.	282	3,877
Equatorial Energia S.A.	1,143	4,714
Hapvida Participacoes e Investimentos S.A.(b)	1,855	5,834
Lojas Americanas S.A.(a)	663	2,291
Lojas Americanas S.A., Preference Shares	1,780	7,854
Magazine Luiza S.A.	6,524	30,196
Natura & Co. Holding S.A.(a)	1,053	9,462
Notre Dame Intermedica Participacoes S.A.	697	12,064
Raia Drogasil S.A.	2,096	9,567
Via Varejo S.A.(a)	3,071	8,263
WEG S.A.	2,520	38,674
		179,553
China-49.67%
Airtac International Group	311	11,106
Alibaba Group Holding Ltd., ADR(a)	1,772	449,787
A-Living Smart City Services Co. Ltd., U Shares(b)	1,528	6,671
Anhui Conch Cement Co. Ltd., H Shares	1,919	11,372
Bilibili, Inc., ADR(a)	546	62,184
BYD Electronic International Co. Ltd.	1,471	10,188
CanSino Biologics, Inc., H Shares(a)(b)	207	6,738
China Conch Venture Holdings Ltd.	2,599	12,385
China Lesso Group Holdings Ltd.	2,798	4,655
China National Building Material Co. Ltd., H Shares	8,538	10,229
China Resources Beer Holdings Co. Ltd.	2,453	21,671
China Resources Cement Holdings Ltd.	4,905	5,421
Country Garden Services Holdings Co. Ltd.(c)	4,756	38,857
CSC Financial Co. Ltd., H Shares(b)	1,738	2,551
Flat Glass Group Co. Ltd., H Shares(c)	1,086	4,482
Ganfeng Lithium Co. Ltd., H Shares(b)	487	6,865
GDS Holdings Ltd., ADR(a)(c)	220	22,783
GSX Techedu, Inc., ADR(a)(c)	445	46,729
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)(c)	2,033	11,117
Hua Hong Semiconductor Ltd.(a)(b)	722	4,353
Innovent Biologics, Inc.(a)(b)	1,821	20,808
JD.com, Inc., ADR(a)	2,412	213,920
Kingdee International Software Group Co. Ltd.(a)	8,275	33,404
Kingsoft Corp. Ltd.	2,335	18,068
KWG Group Holdings Ltd.	3,245	4,319
Livzon Pharmaceutical Group, Inc., H Shares	393	1,455
Longfor Group Holdings Ltd.(b)	2,663	15,060
Meituan Dianping, B Shares(a)	15,419	707,530
MicroPort Scientific Corp.	2,880	20,150
NetEase, Inc., ADR	1,045	120,165
NIO, Inc., ADR(a)	2,567	146,319
Pinduoduo, Inc., ADR(a)	1,504	249,228
Ping An Healthcare and Technology Co. Ltd.(a)(b)	1,375	17,086
Shandong Gold Mining Co. Ltd., H Shares(b)	1,380	2,912
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	8,668	16,209
Shanghai Baosight Software Co. Ltd., B Shares	675	2,863
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	965	4,356
Shanghai Junshi Biosciences Co. Ltd., H Shares(a)(b)(c)	133	1,312
Shimao Group Holdings Ltd.	2,408	7,003
Sino Biopharmaceutical Ltd.	19,693	18,363
Sinotruk Hong Kong Ltd.	1,871	5,839
TAL Education Group, ADR(a)	1,291	99,252
Tencent Holdings Ltd.	7,429	652,948
	Shares	Value
China-(continued)
Tingyi Cayman Islands Holding Corp.	2,478	$4,934
Tsingtao Brewery Co. Ltd., H Shares	724	6,989
Vipshop Holdings Ltd., ADR(a)	1,269	34,796
Weichai Power Co. Ltd., H Shares	3,088	9,120
WuXi AppTec Co. Ltd., H Shares(b)	906	21,616
Wuxi Biologics Cayman, Inc.(a)(b)	7,139	100,449
Xiaomi Corp., B Shares(a)(b)	25,678	96,700
Xinyi Glass Holdings Ltd.	5,412	13,122
Xinyi Solar Holdings Ltd.	9,918	21,745
Yihai International Holding Ltd.(a)	1,137	18,726
Zai Lab Ltd., ADR(a)	149	23,850
Zhongsheng Group Holdings Ltd.	1,629	9,570
Zijin Mining Group Co. Ltd., H Shares	10,436	11,629
Zoomlion Heavy Industry Science and Technology Co. Ltd., H Shares	2,043	2,798
ZTO Express Cayman, Inc., ADR	1,081	35,759
		3,540,516
Hong Kong-0.03%
Vinda International Holdings Ltd.	707	2,389
India-5.49%
Adani Green Energy Ltd.(a)	1,382	19,035
Alkem Laboratories Ltd.	78	3,215
Avenue Supermarts Ltd.(a)(b)	241	8,758
Berger Paints India Ltd.	491	4,757
Bharti Airtel Ltd.	4,609	34,972
Biocon Ltd.(a)	1,088	5,544
Britannia Industries Ltd.	213	10,221
Cadila Healthcare Ltd.	603	3,732
Divi’s Laboratories Ltd.	292	13,487
Dr. Reddy’s Laboratories Ltd.	318	20,061
Hindustan Unilever Ltd.	1,347	41,796
Info Edge India Ltd.	106	6,340
Larsen & Toubro Infotech Ltd.(b)	85	4,618
Muthoot Finance Ltd.	268	4,062
Nestle India Ltd.	67	15,666
PI Industries Ltd.	167	4,621
Reliance Industries Ltd.	7,018	177,177
Tata Consumer Products Ltd.	1,254	9,621
Torrent Pharmaceuticals Ltd.	108	3,861
		391,544
Malaysia-1.13%
Bursa Malaysia Bhd.	919	2,130
Hartalega Holdings Bhd.	7,677	24,422
Kossan Rubber Industries	5,688	6,262
Supermax Corp. Bhd.(a)	7,906	13,299
Top Glove Corp. Bhd.	20,497	34,174
		80,287
Mexico-0.17%
Becle S.A.B. de C.V.	1,095	2,368
Gruma S.A.B. de C.V., Class B	451	5,019
Industrias Penoles S.A.B. de C.V.	287	4,353
		11,740
Pakistan-0.01%
Lucky Cement Ltd.(a)	197	895
Poland-0.24%
CD Projekt S.A.(a)	147	12,062
Dino Polska S.A.(a)(b)	71	5,017
		17,079
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Russia-1.23%
Inter RAO UES PJSC	49,333	$3,432
MMC Norilsk Nickel PJSC	113	36,723
Polymetal International PLC	765	16,609
Polyus PJSC	130	24,810
Surgutneftegas PJSC	13,085	5,828
		87,402
Saudi Arabia-0.07%
Savola Group (The)	483	5,080
South Africa-1.25%
Anglo American Platinum Ltd.	89	8,974
Gold Fields Ltd.	2,478	24,504
Harmony Gold Mining Co. Ltd.(a)	1,471	6,818
Impala Platinum Holdings Ltd.	1,425	19,614
Northam Platinum Ltd.(a)	703	8,871
Sibanye Stillwater Ltd.	5,243	20,533
		89,314
South Korea-19.33%
Alteogen, Inc.(a)	100	11,899
Bukwang Pharmaceutical Co. Ltd.	122	2,443
Celltrion Healthcare Co. Ltd.(a)	214	27,491
Celltrion Pharm, Inc.(a)	52	8,135
Celltrion, Inc.(a)	205	59,378
Doosan Fuel Cell Co. Ltd.(a)	173	8,614
Ecopro BM Co. Ltd.	26	4,265
Genexine, Inc.(a)	38	3,207
Green Cross Corp.	15	5,679
Hanjin Kal Corp.	40	2,181
Hanssem Co. Ltd.	24	2,034
Hite Jinro Co. Ltd.	82	2,338
HLB, Inc.(a)	122	9,816
HMM Co. Ltd.(a)	533	6,504
Kakao Corp.(a)	257	101,320
LG Chem Ltd.	91	74,599
NAVER Corp.	439	134,612
NCSoft Corp.	35	29,819
NongShim Co. Ltd.	9	2,273
Orion Corp.	50	5,364
Samsung Biologics Co. Ltd.(a)(b)	57	40,409
Samsung Electro-Mechanics Co. Ltd.	103	18,784
Samsung Electro-Mechanics Co. Ltd., Preference Shares	5	617
Samsung Electronics Co. Ltd.	8,303	608,659
Samsung Electronics Co. Ltd., Preference Shares	1,508	98,547
Samsung SDI Co. Ltd.	97	63,649
Seegene, Inc.	96	14,161
Shin Poong Pharmaceutical Co. Ltd.(a)	127	9,196
SK Chemicals Co. Ltd.	35	13,173
SKC Co. Ltd.	33	3,570
Yuhan Corp.	91	5,345
		1,378,081
Taiwan-17.48%
Accton Technology Corp.	1,151	11,077
Advantech Co. Ltd.	745	9,205
ASMedia Technology, Inc.	124	8,436
Compeq Manufacturing Co. Ltd.	2,082	3,156
Delta Electronics, Inc.	3,498	35,289
Elan Microelectronics Corp.	980	5,582
ENNOSTAR, Inc.(a)	1,212	3,571
FLEXium Interconnect, Inc.	540	2,295
Genius Electronic Optical Co. Ltd.	155	2,668
	Shares	Value
Taiwan-(continued)
Gigabyte Technology Co. Ltd.	1,178	$3,319
Globalwafers Co. Ltd.	330	7,306
Hotai Motor Co. Ltd.	608	12,311
International Games System Co. Ltd.	189	5,238
Lien Hwa Industrial Holdings Corp.	1,587	2,292
Lotes Co. Ltd.	208	3,855
MediaTek, Inc.	5,153	161,017
Micro-Star International Co. Ltd.	1,607	7,489
Mitac Holdings Corp.	1,291	1,342
momo.com, Inc.	159	4,474
Nan Ya Printed Circuit Board Corp.	586	4,729
Novatek Microelectronics Corp.	1,380	19,417
Oneness Biotech Co. Ltd.(a)	978	6,444
Parade Technologies Ltd.	246	10,630
Pegatron Corp.	3,404	9,530
Poya International Co. Ltd.	120	2,485
Quanta Computer, Inc.	6,199	17,865
Realtek Semiconductor Corp.	1,186	19,123
Simplo Technology Co. Ltd.	318	4,100
Simplo Technology Co. Ltd., Rts., TBA(a)(d)	28	0
Synnex Technology International Corp.	2,725	4,399
Taiwan Cement Corp.	7,228	10,364
Taiwan Fertilizer Co. Ltd.	1,126	2,023
Taiwan Semiconductor Manufacturing Co. Ltd.	34,983	738,325
Unimicron Technology Corp.	2,514	7,766
United Microelectronics Corp.	30,934	55,234
Vanguard International Semiconductor Corp.	2,021	8,083
Voltronic Power Technology Corp.	127	5,805
Wistron Corp.	5,984	6,678
Wiwynn Corp.	240	7,079
Yageo Corp.	794	16,276
		1,246,277
Tanzania-0.30%
AngloGold Ashanti Ltd.	890	21,383
Thailand-0.31%
Carabao Group PCL, NVDR	563	2,737
Delta Electronics Thailand PCL, NVDR	1,089	19,211
Srisawad Corp. PCL, Wts., expiring 08/29/2025(a)	104	59
		22,007
Turkey-0.37%
Aselsan Elektronik Sanayi Ve Ticaret A.S.	1,548	3,669
BIM Birlesik Magazalar A.S.	984	9,700
Coca-Cola Icecek A.S.(a)	111	1,123
Dogan Sirketler Grubu Holding A.S.	2,136	1,138
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	4,251	1,404
Enerjisa Enerji A.S.(b)	526	852
Ford Otomotiv Sanayi A.S.	121	2,386
Koza Altin Isletmeleri A.S.(a)	77	1,218
Migros Ticaret A.S.(a)	293	1,772
Sasa Polyester Sanayi A.S.(a)	276	968
Tofas Turk Otomobil Fabrikasi A.S.	208	1,032
Turk Telekomunikasyon A.S.	640	693
Vestel Elektronik Sanayi ve Ticaret A.S.(a)	150	538
		26,493
Total Common Stocks & Other Equity Interests (Cost $5,479,767)		7,100,040

See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
January 31, 2021
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes-0.00%(e)
India-0.00%
Britannia Industries Ltd., 8.00%, 08/28/2022 (Cost $214)	INR	15,360	$222
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.60% (Cost $5,479,981)			7,100,262
	Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.39%
Invesco Private Government Fund, 0.01%(f)(g)(h)		40,558	40,558
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(f)(g)(h)	58,458	$58,482
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $99,040)		99,040
TOTAL INVESTMENTS IN SECURITIES-100.99% (Cost $5,579,021)		7,199,302
OTHER ASSETS LESS LIABILITIES-(0.99)%		(70,354)
NET ASSETS-100.00%		$7,128,948

Investment Abbreviations:
ADR-American Depositary Receipt
INR-Indian Rupee
NVDR-Non-Voting Depositary Receipt
Rts.-Rights
TBA-To Be Announced
Wts.-Warrants

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $379,726, which represented 5.33% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,886,020	$(1,886,020)	$-	$-	$-	$2
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	25,572	380,572	(365,586)	-	-	40,558	2*
Invesco Private Prime Fund	38,358	457,970	(437,852)	-	6	58,482	21*
Total	$63,930	$2,724,562	$(2,689,458)	$-	$6	$99,040	$25

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Australia-9.00%
AGL Energy Ltd.	36,001	$316,822
APA Group	28,933	217,327
ASX Ltd.	2,424	133,516
AusNet Services	168,421	223,552
Coca-Cola Amatil Ltd.	4	40
Coles Group Ltd.	9,271	129,531
Medibank Pvt Ltd.	71,070	159,223
Rio Tinto Ltd.	2,186	185,013
Telstra Corp. Ltd.	56,023	134,109
Wesfarmers Ltd.	3,083	129,176
		1,628,309
Brazil-0.96%
Yara International ASA	3,716	174,005
China-1.31%
BOC Hong Kong Holdings Ltd.	79,500	237,869
Denmark-0.78%
Tryg A/S	4,522	141,377
Finland-1.90%
Elisa OYJ	2,962	176,616
Kesko OYJ, Class B	4	104
UPM-Kymmene OYJ	4,652	166,669
		343,389
France-3.12%
Danone S.A.	2,377	158,715
Orange S.A.	21,461	253,012
Sanofi	1,635	153,248
		564,975
Germany-2.90%
Deutsche Telekom AG	8,915	159,214
E.ON SE	19,313	204,835
Uniper SE	4,563	160,210
		524,259
Hong Kong-19.44%
CK Asset Holdings Ltd.	36,717	184,441
CK Hutchison Holdings Ltd.	29,433	203,841
CK Infrastructure Holdings Ltd.	42,793	228,208
CLP Holdings Ltd.	18,617	174,553
Hang Lung Properties Ltd.	56,263	150,202
Hang Seng Bank Ltd.	10,979	198,657
Henderson Land Development Co. Ltd.	57,786	236,246
HK Electric Investments & HK Electric Investments Ltd.	172,270	170,185
HKT Trust & HKT Ltd.	221,858	292,421
Hong Kong & China Gas Co. Ltd. (The)	82,000	117,810
Hongkong Land Holdings Ltd.	46,871	217,013
Link REIT	18,591	162,321
MTR Corp. Ltd.	20,500	119,370
New World Development Co. Ltd.	48,083	223,552
Power Assets Holdings Ltd.	50,111	266,910
Sino Land Co. Ltd.	160,098	222,993
Sun Hung Kai Properties Ltd.	14,065	192,277
Swire Pacific Ltd., Class A	4	25
Swire Properties Ltd.	53,583	155,832
		3,516,857
Italy-3.25%
Assicurazioni Generali S.p.A.	7,965	136,344
Enel S.p.A.	1	10
	Shares	Value
Italy-(continued)
Terna Rete Elettrica Nazionale S.p.A.	22,403	$163,141
UnipolSai Assicurazioni S.p.A.	113,572	288,376
		587,871
Japan-19.47%
Bridgestone Corp.	3,248	119,999
Chubu Electric Power Co., Inc.	12,781	156,443
Chugoku Electric Power Co., Inc. (The)	13,500	166,211
ENEOS Holdings, Inc.	59,200	239,582
Idemitsu Kosan Co. Ltd.	10,500	246,115
ITOCHU Corp.(a)	3,972	113,721
Japan Post Bank Co. Ltd.	13,920	120,194
Japan Tobacco, Inc.	15,276	303,127
Kansai Electric Power Co., Inc. (The)	20,600	201,681
KDDI Corp.	5,200	152,928
Kyushu Electric Power Co., Inc.	15,400	142,534
Lawson, Inc.	2,700	131,009
Mitsubishi Corp.	8,319	210,369
MS&AD Insurance Group Holdings, Inc.	6,320	181,339
Nippon Telegraph & Telephone Corp.	5,711	142,809
Seven Bank Ltd.	95,874	210,622
Shizuoka Bank Ltd. (The)	15,700	113,969
Softbank Corp.	20,602	270,968
Sumitomo Corp.	3	40
Teijin Ltd.	6,200	113,287
Tohoku Electric Power Co., Inc.	21,675	185,706
Tokio Marine Holdings, Inc.	3	147
		3,522,800
Netherlands-0.94%
Koninklijke Ahold Delhaize N.V.	5,936	170,123
Koninklijke KPN N.V.	3	9
		170,132
New Zealand-2.46%
Contact Energy Ltd.	32,346	190,457
Spark New Zealand Ltd.	73,503	254,274
		444,731
Norway-1.94%
Mowi ASA	3	66
Orkla ASA	12,185	118,845
Telenor ASA	13,983	232,234
		351,145
Portugal-0.00%
EDP - Energias de Portugal S.A.	4	25
Singapore-9.67%
Ascendas REIT	97,000	225,122
CapitaLand Integrated Commercial Trust	1	2
CapitaLand Ltd.	57,600	139,323
ComfortDelGro Corp. Ltd.	101,204	120,490
DBS Group Holdings Ltd.	8,295	157,387
Keppel REIT	168,678	155,065
Mapletree Commercial Trust	1	2
Oversea-Chinese Banking Corp. Ltd.	22,220	172,791
Singapore Airlines Ltd.(b)	4	12
Singapore Exchange Ltd.	17,700	132,040
Singapore Press Holdings Ltd.	2	2
Singapore Technologies Engineering Ltd.	54,878	153,415
Singapore Telecommunications Ltd.	99,777	177,435
United Overseas Bank Ltd.	9,353	164,775
Venture Corp. Ltd.	10,204	152,549
		1,750,410
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Spain-3.53%
Endesa S.A.	9,973	$255,652
Iberdrola S.A.	9,707	131,905
Naturgy Energy Group S.A.(a)	1	26
Red Electrica Corp. S.A.	13,214	251,401
		638,984
Sweden-4.29%
Axfood AB	6,442	155,433
ICA Gruppen AB	2,443	122,963
Tele2 AB, Class B	14,643	203,020
Telia Co. AB	66,968	295,025
		776,441
Switzerland-3.84%
ABB Ltd.	4,457	131,967
LafargeHolcim Ltd.(b)	4	217
Novartis AG	1,487	134,609
Roche Holding AG	330	113,938
SGS S.A.	40	121,808
Swisscom AG	353	192,610
		695,149
United Kingdom-11.03%
Admiral Group PLC	3,919	155,097
AstraZeneca PLC	1,152	118,502
British American Tobacco PLC	8,448	308,291
GlaxoSmithKline PLC	12,906	240,495
Imperial Brands PLC	3	60
National Grid PLC	19,178	223,850
	Shares	Value
United Kingdom-(continued)
Sage Group PLC (The)	15,273	$123,698
Severn Trent PLC	5,552	176,267
Tesco PLC	51,682	169,902
Unilever PLC	2,270	132,168
United Utilities Group PLC	15,101	191,234
WM Morrison Supermarkets PLC	63,553	156,608
		1,996,172
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $17,636,017)		18,064,900
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.98%
Invesco Private Government Fund, 0.01%(c)(d)(e)	215,463	215,463
Invesco Private Prime Fund, 0.11%(c)(d)(e)	323,065	323,194
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $538,657)		538,657
TOTAL INVESTMENTS IN SECURITIES-102.81% (Cost $18,174,674)		18,603,557
OTHER ASSETS LESS LIABILITIES-(2.81)%		(507,804)
NET ASSETS-100.00%		$18,095,753

Investment Abbreviations:
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2021.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$125,753	$(125,753)	$-	$-	$-	$1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	76,193	1,121,487	(982,217)	-	-	215,463	10*
Invesco Private Prime Fund	114,290	1,388,707	(1,179,815)	-	12	323,194	78*
Total	$190,483	$2,635,947	$(2,287,785)	$-	$12	$538,657	$89

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed Low Volatility ETF (IDLV)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Australia-3.44%
AGL Energy Ltd.	408,411	$3,594,163
ASX Ltd.	63,701	3,508,707
AusNet Services	3,316,406	4,402,007
Coles Group Ltd.	272,777	3,811,138
Medibank Pvt Ltd.	1,693,037	3,793,030
Telstra Corp. Ltd.	1,702,009	4,074,303
Woolworths Group Ltd.	129,459	4,058,519
		27,241,867
Belgium-0.48%
Ackermans & van Haaren N.V.	24,870	3,813,080
Brazil-0.51%
Yara International ASA	86,193	4,036,069
Canada-2.78%
Hydro One Ltd.(a)	162,336	3,765,326
Loblaw Cos. Ltd.	70,395	3,402,788
Metro, Inc.	93,185	4,032,461
Quebecor, Inc., Class B	136,443	3,268,352
Thomson Reuters Corp.	47,737	3,896,463
TMX Group Ltd.	38,228	3,690,979
		22,056,369
China-0.51%
BOC Hong Kong Holdings Ltd.	1,338,098	4,003,672
Denmark-2.89%
Carlsberg A/S, Class B	23,605	3,470,961
Chr. Hansen Holding A/S(b)	35,877	3,261,865
Coloplast A/S, Class B	26,100	3,911,163
Novo Nordisk A/S, Class B	61,543	4,276,444
Novozymes A/S, Class B	67,003	4,040,756
Tryg A/S	126,946	3,968,877
		22,930,066
Finland-1.96%
Elisa OYJ	64,995	3,875,478
Kojamo OYJ	179,471	3,833,134
Kone OYJ, Class B	54,675	4,312,291
UPM-Kymmene OYJ	98,614	3,533,086
		15,553,989
France-3.78%
Air Liquide S.A.	22,806	3,740,449
Danone S.A.	61,821	4,127,847
Hermes International	3,763	3,852,090
L’Oreal S.A.	10,122	3,567,425
Orange S.A.	284,759	3,357,137
Pernod Ricard S.A.	21,204	4,010,950
Sanofi	41,174	3,859,222
Vivendi S.A.	111,955	3,443,880
		29,959,000
Germany-5.26%
Beiersdorf AG	37,202	4,083,073
Deutsche Telekom AG	206,040	3,679,677
Deutsche Wohnen SE	76,461	3,797,447
E.ON SE	340,257	3,608,794
Fresenius Medical Care AG & Co. KGaA	49,152	3,988,949
Henkel AG & Co. KGaA, Preference Shares	37,222	3,866,399
Knorr-Bremse AG	27,751	3,680,972
Merck KGaA	22,064	3,691,127
Symrise AG	31,001	3,868,004
	Shares	Value
Germany-(continued)
Uniper SE	110,894	$3,893,558
Vonovia SE	52,961	3,547,838
		41,705,838
Hong Kong-8.04%
CK Infrastructure Holdings Ltd.	688,721	3,672,835
CLP Holdings Ltd.	585,580	5,490,391
Hang Seng Bank Ltd.	219,023	3,963,054
Henderson Land Development Co. Ltd.	1,046,345	4,277,763
HK Electric Investments & HK Electric Investments Ltd.	8,145,751	8,047,157
HKT Trust & HKT Ltd.	3,420,962	4,509,016
Hong Kong & China Gas Co. Ltd. (The)	3,069,758	4,410,339
Hong Kong Exchanges & Clearing Ltd.	72,227	4,633,274
Hongkong Land Holdings Ltd.	839,740	3,887,996
Link REIT	437,420	3,819,178
MTR Corp. Ltd.	804,373	4,683,795
New World Development Co. Ltd.	756,054	3,515,124
Power Assets Holdings Ltd.	876,247	4,667,230
Sun Hung Kai Properties Ltd.	308,060	4,211,374
		63,788,526
Ireland-0.44%
Kerry Group PLC, Class A	25,653	3,487,458
Israel-1.58%
Elbit Systems Ltd.(c)	32,564	4,543,629
Shufersal Ltd.	434,550	3,641,925
Strauss Group Ltd.(c)	151,696	4,332,782
		12,518,336
Italy-0.44%
UnipolSai Assicurazioni S.p.A.	1,358,975	3,450,631
Japan-42.05%
Aeon Co. Ltd.	121,003	3,786,292
Ajinomoto Co., Inc.	176,134	4,160,460
Azbil Corp.	70,504	3,596,078
Benesse Holdings, Inc.	178,480	3,438,504
Bridgestone Corp.	106,380	3,930,253
Calbee, Inc.	131,078	3,874,936
Chubu Electric Power Co., Inc.	348,764	4,268,982
Chugoku Electric Power Co., Inc. (The)	419,895	5,169,728
COMSYS Holdings Corp.	123,459	3,655,599
Daikin Industries Ltd.	16,283	3,437,946
ENEOS Holdings, Inc.	1,242,343	5,027,754
Ezaki Glico Co. Ltd.(c)	89,231	3,920,556
FP Corp.	97,448	3,909,275
Hirose Electric Co. Ltd.	24,057	3,770,718
House Foods Group, Inc.	107,459	3,972,170
Idemitsu Kosan Co. Ltd.	216,734	5,080,140
Ito En Ltd.	50,976	3,179,457
ITOCHU Corp.(c)	152,750	4,373,352
Itochu Techno-Solutions Corp.	107,933	3,804,124
Japan Exchange Group, Inc.	149,262	3,485,798
Japan Post Bank Co. Ltd.(c)	453,923	3,919,446
Japan Post Holdings Co. Ltd.	473,817	3,764,921
Japan Tobacco, Inc.	230,884	4,581,513
Kagome Co. Ltd.	101,386	3,360,327
Kaken Pharmaceutical Co. Ltd.	97,197	3,806,368
Kansai Electric Power Co., Inc. (The)	438,383	4,291,920
Kansai Paint Co. Ltd.	131,059	3,861,856
Kao Corp.	55,105	3,998,593
KDDI Corp.	136,876	4,025,419
Keihan Holdings Co. Ltd.(c)	78,245	3,561,177
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Japan-(continued)
Kewpie Corp.	198,089	$4,567,428
Keyence Corp.	7,654	4,104,261
Kinden Corp.	265,959	4,267,741
Kobayashi Pharmaceutical Co. Ltd.	29,624	3,333,213
Kyocera Corp.	62,561	4,003,020
Kyowa Exeo Corp.	140,016	3,655,033
Kyushu Electric Power Co., Inc.	466,277	4,315,606
Kyushu Railway Co.	160,903	3,373,438
Lawson, Inc.(c)	78,999	3,833,181
McDonald’s Holdings Co. Japan Ltd.	99,716	4,857,458
Medipal Holdings Corp.	194,140	3,970,139
MEIJI Holdings Co. Ltd.	68,239	4,653,770
Mitsubishi Corp.	185,462	4,689,915
Mitsubishi Electric Corp.	255,283	3,887,948
Mitsubishi UFJ Financial Group, Inc.	832,063	3,729,759
Mitsui & Co. Ltd.	196,399	3,632,711
Mizuho Financial Group, Inc.	284,591	3,747,158
Morinaga & Co. Ltd.	101,285	4,029,343
MS&AD Insurance Group Holdings, Inc.	139,221	3,994,650
Murata Manufacturing Co. Ltd.	43,933	4,219,364
Nagoya Railroad Co. Ltd.	162,272	4,122,867
Nichirei Corp.	144,840	4,205,679
Nintendo Co. Ltd.	7,134	4,127,969
Nippon Telegraph & Telephone Corp.	176,258	4,407,502
Nissin Foods Holdings Co. Ltd.	50,367	4,353,802
Nitori Holdings Co. Ltd.	19,593	3,890,716
Nitto Denko Corp.	42,611	3,854,302
NOF Corp.	81,566	3,918,783
Ono Pharmaceutical Co. Ltd.	126,640	3,780,028
Osaka Gas Co. Ltd.	200,549	3,702,767
Rinnai Corp.	31,916	3,335,031
Secom Co. Ltd.	47,000	4,254,444
Sega Sammy Holdings, Inc.	270,457	4,306,336
Seino Holdings Co. Ltd.	279,200	3,605,506
Sekisui House Ltd.(c)	181,541	3,500,943
Seven Bank Ltd.	2,084,867	4,580,156
Shizuoka Bank Ltd. (The)	567,136	4,116,943
Softbank Corp.	421,152	5,539,198
Sony Corp.	39,343	3,776,657
Sugi Holdings Co. Ltd.	55,349	3,642,529
Sumitomo Corp.	277,461	3,675,805
Sumitomo Mitsui Financial Group, Inc.	124,592	3,861,703
Suntory Beverage & Food Ltd.	95,961	3,350,088
Takeda Pharmaceutical Co. Ltd.	97,171	3,432,240
Teijin Ltd.	204,801	3,742,149
Tohoku Electric Power Co., Inc.	527,397	4,518,603
Tokai Carbon Co. Ltd.	309,735	4,476,136
Tokyo Gas Co. Ltd.	167,380	3,660,313
Toyo Suisan Kaisha Ltd.	70,931	3,495,907
Toyota Motor Corp.	54,591	3,806,431
Tsumura & Co.	125,117	4,069,186
Tsuruha Holdings, Inc.	22,974	3,054,569
Unicharm Corp.	82,568	3,706,668
USS Co. Ltd.	185,686	3,653,595
		333,404,349
Netherlands-2.07%
Koninklijke Ahold Delhaize N.V.	154,788	4,436,148
Koninklijke DSM N.V.	24,024	4,202,896
Koninklijke Philips N.V.(b)	68,265	3,728,352
Wolters Kluwer N.V.	48,513	4,033,749
		16,401,145
	Shares	Value
New Zealand-0.57%
Spark New Zealand Ltd.	1,305,492	$4,516,168
Norway-1.50%
Gjensidige Forsikring ASA(c)	177,095	4,099,733
Orkla ASA	403,515	3,935,627
Telenor ASA	233,500	3,878,039
		11,913,399
Portugal-0.46%
Jeronimo Martins SGPS S.A.	224,897	3,681,741
Singapore-4.54%
CapitaLand Ltd.	1,510,855	3,654,468
DBS Group Holdings Ltd.	203,922	3,869,155
Keppel Corp. Ltd.	1,000,869	3,778,429
Oversea-Chinese Banking Corp. Ltd.	583,582	4,538,141
Singapore Exchange Ltd.	555,781	4,146,057
Singapore Technologies Engineering Ltd.	1,273,779	3,560,938
Singapore Telecommunications Ltd.	2,350,484	4,179,898
United Overseas Bank Ltd.	247,653	4,362,992
UOL Group Ltd.	714,403	3,940,494
		36,030,572
Spain-0.90%
Iberdrola S.A.	258,563	3,513,526
Red Electrica Corp. S.A.	192,335	3,659,240
		7,172,766
Sweden-3.43%
Axfood AB	180,355	4,351,616
Essity AB, Class B	128,595	4,126,191
Holmen AB, Class B	80,740	3,712,050
Investor AB, Class B	50,593	3,731,367
Swedish Match AB	46,156	3,579,209
Tele2 AB, Class B	272,479	3,777,821
Telia Co. AB	892,580	3,932,236
		27,210,490
Switzerland-5.45%
Chocoladefabriken Lindt & Spruengli AG, PC	432	3,753,777
Geberit AG	6,688	4,101,813
Givaudan S.A.(b)	1,069	4,321,183
Kuehne + Nagel International AG	17,518	3,999,444
Nestle S.A.	46,264	5,202,620
Novartis AG	48,285	4,370,943
Roche Holding AG	11,956	4,128,019
Schindler Holding AG, PC	17,144	4,538,458
SGS S.A.	1,395	4,248,038
Swisscom AG	8,367	4,565,357
		43,229,652
United Kingdom-6.37%
Admiral Group PLC(c)	101,930	4,033,946
AstraZeneca PLC	33,431	3,438,930
ConvaTec Group PLC(a)	1,279,559	3,517,698
Croda International PLC(c)	46,667	4,028,268
GlaxoSmithKline PLC	210,500	3,922,528
J Sainsbury PLC(c)	1,197,937	4,020,400
Reckitt Benckiser Group PLC	46,512	3,958,683
Segro PLC	293,520	3,846,017
Severn Trent PLC	113,875	3,615,350
Spirax-Sarco Engineering PLC	23,720	3,609,014
Tesco PLC	1,412,678	4,644,099

See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Unilever PLC	67,725	$3,943,202
WM Morrison Supermarkets PLC(c)	1,586,441	3,909,322
		50,487,457
United States-0.43%
Waste Connections, Inc.	34,611	3,413,279
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $748,396,617)		792,005,919
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.59%
Invesco Private Government Fund, 0.01%(d)(e)(f)	8,204,514	8,204,514
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	12,301,850	$12,306,771
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,511,133)		20,511,285
TOTAL INVESTMENTS IN SECURITIES-102.47% (Cost $768,907,750)		812,517,204
OTHER ASSETS LESS LIABILITIES-(2.47)%		(19,557,956)
NET ASSETS-100.00%		$792,959,248

Investment Abbreviations:
PC-Participation Certificate
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $7,283,024, which represented less than 1% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$4,931,303	$(4,931,303)	$-	$-	$-	$43
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,794,633	33,843,470	(32,433,589)	-	-	8,204,514	495*
Invesco Private Prime Fund	10,191,939	43,994,504	(41,880,765)	152	941	12,306,771	4,151*
Total	$16,986,572	$82,769,277	$(79,245,657)	$152	$941	$20,511,285	$4,689

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed Momentum ETF (IDMO)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Argentina-0.14%
Globant S.A.(a)	59	$11,328
Australia-2.88%
Afterpay Ltd.(a)	464	48,096
Coles Group Ltd.	2,283	31,897
Domino’s Pizza Enterprises Ltd.	177	12,497
Fortescue Metals Group Ltd.	5,013	83,809
Wesfarmers Ltd.	1,503	62,975
		239,274
Belgium-0.69%
Elia Group S.A./N.V.	49	5,911
Sofina S.A.	28	9,083
UCB S.A.	249	25,871
Umicore S.A.	295	16,762
		57,627
Brazil-0.65%
Wheaton Precious Metals Corp.	1,321	54,310
Canada-8.23%
Agnico Eagle Mines Ltd.	405	28,302
B2Gold Corp.	2,411	11,928
Barrick Gold Corp.	3,970	88,757
Constellation Software, Inc.	29	35,364
Franco-Nevada Corp.	496	59,146
Hydro One Ltd.(b)	476	11,041
Intact Financial Corp.	182	20,088
Kinross Gold Corp.	3,085	21,566
Pan American Silver Corp.	554	17,941
Ritchie Bros. Auctioneers, Inc.	172	10,167
Shopify, Inc., Class A(a)	327	356,909
TMX Group Ltd.	105	10,138
Topicus.com, Inc.(a)(c)	53	2,074
Yamana Gold, Inc.	2,286	10,683
		684,104
China-1.06%
Alibaba Health Information Technology Ltd.(a)	12,567	39,384
China Evergrande New Energy Vehicle Group Ltd.(a)	6,498	35,491
Wilmar International Ltd.	3,417	13,569
		88,444
Denmark-5.93%
Coloplast A/S, Class B	234	35,066
DSV Panalpina A/S	305	47,807
Genmab A/S(a)	159	63,631
Novo Nordisk A/S, Class B	2,898	201,374
Orsted A/S(b)	362	69,006
Vestas Wind Systems A/S	349	76,048
		492,932
Finland-1.51%
Elisa OYJ	201	11,985
Kesko OYJ, Class B	435	11,310
Kone OYJ, Class B	774	61,046
Neste OYJ	581	41,137
		125,478
France-5.05%
Adevinta ASA, Class B(a)	344	5,140
Air Liquide S.A.	691	113,332
BioMerieux	100	15,490
Sanofi	1,622	152,029
	Shares	Value
France-(continued)
Sartorius Stedim Biotech	57	$23,891
Schneider Electric SE	747	109,766
		419,648
Germany-4.50%
BioNTech SE, ADR(a)	27	3,157
Delivery Hero SE(b)	429	65,410
Deutsche Boerse AG	256	41,241
Deutsche Wohnen SE	555	27,564
Merck KGaA	161	26,934
RWE AG	1,023	44,071
Sartorius AG, Preference Shares	77	38,411
Symrise AG	204	25,453
TeamViewer AG(a)(b)	271	14,062
Vonovia SE	854	57,209
Zalando SE(a)(b)	265	30,495
		374,007
Hong Kong-2.21%
Hong Kong Exchanges & Clearing Ltd.	2,269	145,554
Techtronic Industries Co. Ltd.	2,523	38,005
		183,559
Ireland-0.88%
Flutter Entertainment PLC(a)	305	57,008
Kingspan Group PLC(a)	235	15,988
		72,996
Israel-1.06%
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	3,409	3,519
Compugen Ltd.(a)	250	3,040
Energix-Renewable Energies Ltd.	682	2,582
Fiverr International Ltd.(a)	51	10,532
Kornit Digital Ltd.(a)	70	6,344
Matrix IT Ltd.	72	1,567
Maytronics Ltd.	143	2,511
Nice Ltd.(a)	89	23,097
Nova Measuring Instruments Ltd.(a)	61	4,556
Plus500 Ltd.	282	5,203
Wix.com Ltd.(a)	103	25,446
		88,397
Italy-1.60%
Amplifon S.p.A.(a)	106	4,215
DiaSorin S.p.A.	37	8,118
Enel S.p.A.	11,038	109,842
Nexi S.p.A.(a)(b)	600	10,679
		132,854
Japan-28.44%
Advantest Corp.	259	20,508
Aeon Co. Ltd.	1,417	44,339
Azbil Corp.	236	12,037
Capcom Co. Ltd.	201	12,652
Casio Computer Co. Ltd.	351	6,202
Chugai Pharmaceutical Co. Ltd.	1,900	99,306
Cosmos Pharmaceutical Corp.	65	9,921
Daifuku Co. Ltd.	280	31,906
Daiichi Sankyo Co. Ltd.	2,873	92,341
Daikin Industries Ltd.	531	112,114
Disco Corp.	36	11,708
Eisai Co. Ltd.	479	34,968
FP Corp.	82	3,290
Fujitsu Ltd.	456	69,775
GLP J-REIT	6	9,617
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Japan-(continued)
GMO internet, Inc.	145	$4,106
GMO Payment Gateway, Inc.	61	8,716
Harmonic Drive Systems, Inc.	60	4,487
Hitachi Metals Ltd.	239	3,810
Hoya Corp.	509	65,123
Ibiden Co. Ltd.	216	10,027
Industrial & Infrastructure Fund Investment Corp.	3	5,393
Ito En Ltd.	104	6,487
ITOCHU Corp.(d)	1,699	48,644
Itochu Techno-Solutions Corp.	227	8,001
Japan Exchange Group, Inc.	1,310	30,593
JCR Pharmaceuticals Co. Ltd.	105	3,460
JSR Corp.	311	9,491
Justsystems Corp.(d)	86	6,259
Kagome Co. Ltd.	129	4,276
Keyence Corp.	366	196,258
Kobe Bussan Co. Ltd.(d)	362	10,048
Koei Tecmo Holdings Co. Ltd.	136	7,807
K’s Holdings Corp.	327	4,432
Kyowa Kirin Co. Ltd.	490	14,509
Lasertec Corp.	234	31,403
Lion Corp.	444	10,165
M3, Inc.	1,290	108,565
Mercari, Inc.(a)	146	7,028
Miura Co. Ltd.	175	9,946
MonotaRO Co. Ltd.	332	16,648
Murata Manufacturing Co. Ltd.	1,166	111,984
NEC Corp.	412	22,431
Nexon Co. Ltd.	785	23,881
Nihon M&A Center, Inc.	307	17,829
Nippo Corp.	87	2,168
Nippon Paint Holdings Co. Ltd.	372	33,471
Nippon Prologis REIT, Inc.	4	13,047
Nissin Foods Holdings Co. Ltd.	179	15,473
Nitori Holdings Co. Ltd.	221	43,885
Nomura Holdings, Inc.	5,499	28,977
Nomura Research Institute Ltd.	687	23,196
OBIC Business Consultants Co. Ltd.	25	1,588
Obic Co. Ltd.	156	29,294
Olympus Corp.	2,257	40,734
Omron Corp.	392	34,596
Ono Pharmaceutical Co. Ltd.	1,141	34,057
Open House Co. Ltd.	87	3,507
Oracle Corp. Japan	60	7,078
Otsuka Corp.	157	7,903
Pan Pacific International Holdings Corp.	1,017	22,828
Seria Co. Ltd.	100	3,491
SG Holdings Co. Ltd.	894	22,979
Shimano, Inc.	169	39,718
SMC Corp.	106	64,150
Sony Corp.	2,104	201,970
Square Enix Holdings Co. Ltd.	162	9,315
Sugi Holdings Co. Ltd.	82	5,396
Taiyo Yuden Co. Ltd.	227	13,313
TDK Corp.	199	32,085
TIS, Inc.	290	6,454
Tokyo Electron Ltd.	304	115,595
Toyo Suisan Kaisha Ltd.	214	10,547
Trend Micro, Inc.(a)	210	11,513
Tsuruha Holdings, Inc.	59	7,844
Unicharm Corp.	1,006	45,162
Welcia Holdings Co. Ltd.	265	9,011
	Shares	Value
Japan-(continued)
Workman Co. Ltd.	62	$5,123
Z Holdings Corp.	5,348	33,224
ZOZO, Inc.	139	3,894
		2,365,077
Luxembourg-0.23%
Eurofins Scientific SE(a)	200	19,239
Mexico-0.07%
Fresnillo PLC	454	6,157
Netherlands-8.54%
Adyen N.V.(a)(b)	91	190,101
ASML Holding N.V.	750	400,416
Koninklijke Ahold Delhaize N.V.	1,683	48,234
Prosus N.V.(a)	613	71,360
		710,111
New Zealand-0.86%
Fisher & Paykel Healthcare Corp. Ltd.	1,760	43,938
Spark New Zealand Ltd.	3,046	10,537
Xero Ltd.(a)	174	17,341
		71,816
Norway-0.55%
NEL ASA(a)	2,221	7,988
Nordic Semiconductor ASA(a)	405	6,274
Orkla ASA	1,126	10,982
Scatec ASA(b)	191	7,280
Schibsted ASA, Class A(a)	129	4,884
TOMRA Systems ASA	179	8,267
		45,675
Portugal-0.35%
EDP - Energias de Portugal S.A.	4,692	29,482
Singapore-0.28%
Ascendas REIT	3,737	8,673
Mapletree Industrial Trust	3,306	7,150
Mapletree Logistics Trust	4,875	7,273
		23,096
Spain-2.37%
Cellnex Telecom S.A.(b)	958	56,227
Iberdrola S.A.	9,132	124,092
Siemens Gamesa Renewable Energy S.A., Class R	397	16,345
		196,664
Sweden-3.65%
Atlas Copco AB, Class A	957	52,316
Atlas Copco AB, Class B	544	25,650
Beijer Ref AB	130	5,424
Embracer Group AB(a)	399	9,052
Epiroc AB, Class B	467	8,061
EQT AB	481	15,076
Evolution Gaming Group AB(b)	400	39,162
Getinge AB, Class B	374	9,688
Holmen AB, Class B	180	8,276
Indutrade AB(a)	552	11,384
Investment AB Latour, Class B	206	4,634
Kinnevik AB, Class B	499	24,607
Lifco AB, Class B	61	5,635
Nibe Industrier AB, Class B	680	22,815
Svenska Cellulosa AB S.C.A., Class B(a)	877	15,523

See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Sweden-(continued)
Sweco AB, Class B	438	$7,324
Swedish Match AB	496	38,463
		303,090
Switzerland-7.98%
Givaudan S.A.(a)	18	72,761
Lonza Group AG	191	122,381
Roche Holding AG	1,014	350,101
Roche Holding AG, BR	39	13,766
Sika AG	247	67,303
STMicroelectronics N.V.	930	37,590
		663,902
Taiwan-2.32%
Sea Ltd., ADR(a)	890	192,872
United Kingdom-6.43%
AstraZeneca PLC	1,885	193,903
Avast PLC(b)	1,496	9,700
B&M European Value Retail S.A.	1,296	9,525
Clarivate PLC(a)	506	14,644
ConvaTec Group PLC(b)	2,568	7,060
Croda International PLC	202	17,436
London Stock Exchange Group PLC	449	53,555
Ocado Group PLC(a)	1,200	45,761
Reckitt Benckiser Group PLC	1,116	94,984
Rentokil Initial PLC(a)	2,245	15,340
Segro PLC	1,901	24,909
Severn Trent PLC	350	11,112
SSE PLC	1,287	26,227
United Utilities Group PLC	819	10,372
		534,528
	Shares	Value
United States-1.49%
Atlassian Corp. PLC, Class A(a)	159	$36,750
Inmode Ltd.(a)	31	1,824
James Hardie Industries PLC, CDI(a)	656	18,517
Spotify Technology S.A.(a)	212	66,780
		123,871
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $7,550,182)		8,310,538
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.81%
Invesco Private Government Fund, 0.01%(e)(f)(g)	27,119	27,119
Invesco Private Prime Fund, 0.11%(e)(f)(g)	40,662	40,678
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $67,797)		67,797
TOTAL INVESTMENTS IN SECURITIES-100.76% (Cost $7,617,979)		8,378,335
OTHER ASSETS LESS LIABILITIES-(0.76)%		(63,341)
NET ASSETS-100.00%		$8,314,994

Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
CDI-CREST Depository Interest
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2021 was $510,223, which represented 6.14% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	All or a portion of this security was out on loan at January 31, 2021.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$126,469	$90,595	$(217,064)	$-	$-	$-	$1
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
January 31, 2021
(Unaudited)
	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,048,728	$202,056	$(1,223,665)	$-	$-	$27,119	$6*
Invesco Private Prime Fund	1,573,092	172,748	(1,705,164)	-	2	40,678	29*
Total	$2,748,289	$465,399	$(3,145,893)	$-	$2	$67,797	$36

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco FTSE International Low Beta Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$7,189,986	$-	$861	$7,190,847
Money Market Funds	-	134,349	-	134,349
Total Investments	$7,189,986	$134,349	$861	$7,325,196
Invesco S&P Emerging Markets Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$273,372,541	$-	$-	$273,372,541
Money Market Funds	-	315,402	-	315,402
Total Investments	$273,372,541	$315,402	$-	$273,687,943
Invesco S&P Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$7,100,040	$-	$0	$7,100,040
Non-U.S. Dollar Denominated Bonds & Notes	-	222	-	222
Money Market Funds	-	99,040	-	99,040
Total Investments	$7,100,040	$99,262	$0	$7,199,302
Invesco S&P International Developed High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$18,064,900	$-	$-	$18,064,900
Money Market Funds	-	538,657	-	538,657
Total Investments	$18,064,900	$538,657	$-	$18,603,557
Invesco S&P International Developed Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$792,005,919	$-	$-	$792,005,919
Money Market Funds	-	20,511,285	-	20,511,285
Total Investments	$792,005,919	$20,511,285	$-	$812,517,204

	Level 1	Level 2	Level 3	Total
Invesco S&P International Developed Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$8,308,464	$-	$2,074	$8,310,538
Money Market Funds	-	67,797	-	67,797
Total Investments	$8,308,464	$67,797	$2,074	$8,378,335
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.